Restricted net assets	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Restricted net assets

24.	Restricted net assets

As stipulated by the relevant laws and regulations in the PRC, the companies established in the PRC (the “PRC subsidiaries”) are required to maintain a statutory reserve made out of profit for the year based on the PRC subsidiaries’ statutory financial statements which are prepared in accordance with the accounting principles generally accepted in the PRC. The PRC subsidiaries are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, unless such reserve has reached 50% of their respective registered capital. As of December 31, 2024 and 2025, due to the relevant PRC laws and regulations which impose restriction on distribution or transfer of assets out of the PRC, the Group had PRC statutory reserve and restricted net assets of RMB51,762,000, or 5% of the Group’s total consolidated net assets, and RMB51,968,000, or 5% of the Group’s total consolidated net assets, respectively.